Share Capital (Details) - Schedule of outstanding and exercisable options	12 Months Ended
	Dec. 31, 2020 $ / shares shares
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Number of options outstanding	1,216,859
Exercise prices 65.06 [Member]
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 65.06	[1]
Options outstanding Number of options outstanding	1,333
Options outstanding Weighted average remaining contractual Life	47 days
Options exercisable Number of options exercisable	1,333
Options exercisable Weighted average remaining contractual life	47 days
Exercise prices 64.85 [Member]
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 64.85	[1]
Options outstanding Number of options outstanding	1,333
Options outstanding Weighted average remaining contractual Life	47 days
Options exercisable Number of options exercisable	1,333
Options exercisable Weighted average remaining contractual life	47 days
Exercise prices 27.99 [Member]
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 27.99	[1]
Options outstanding Number of options outstanding	6,666
Options outstanding Weighted average remaining contractual Life	4 years 138 days
Options exercisable Number of options exercisable	1,329
Options exercisable Weighted average remaining contractual life	4 years 120 days
Exercise prices 6.84 [Member]
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 6.84	[1]
Options outstanding Number of options outstanding	5,000
Options outstanding Weighted average remaining contractual Life	4 years 120 days
Exercise prices 11.06 [Member]
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 11.06	[1]
Options outstanding Number of options outstanding	162,713
Options outstanding Weighted average remaining contractual Life	9 years 40 days
Exercise prices 10.08 [Member]
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 10.08	[1]
Options outstanding Number of options outstanding	309,409
Options outstanding Weighted average remaining contractual Life	9 years 149 days
Exercise prices 9.12 [Member]
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 9.12	[1]
Options outstanding Number of options outstanding	32,000
Options outstanding Weighted average remaining contractual Life	9 years 240 days
Exercise prices 5.07 [Member]
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 5.07	[1]
Options outstanding Number of options outstanding	239,250
Options outstanding Weighted average remaining contractual Life	2 years 237 days
Options exercisable Number of options exercisable	103,963
Options exercisable Weighted average remaining contractual life	1 year 175 days
Exercise prices 4.02 [Member]
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 4.02	[1]
Options outstanding Number of options outstanding	459,155
Options outstanding Weighted average remaining contractual Life	4 years 25 days
Options exercisable Number of options exercisable	357,217
Options exercisable Weighted average remaining contractual life	4 years 7 days

[1]	In U.S. dollars per Ordinary Share.